UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury stock	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained earnings / (accumulated deficit)
Shares outstanding starting balance (in shares) at Dec. 31, 2024		145,708,524
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		47,060
Shares repurchased (in shares)	(1,252,657)	(1,252,657)
Shares outstanding ending balance (in shares) at Jun. 30, 2025		144,502,927
Equity starting balance at Dec. 31, 2024		$ 1,468	$ 716,233	$ (10,174)	$ 417,684	$ 3,211	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			649
Shares issued			132
Treasury stock at cost (0 and 1,252,657 shares, respectively)				(10,025)
Dividends declared					(72,001)
Other comprehensive income/(loss)						(7,452)
Net income/(loss)	$ (30,411)						(30,411)
Equity ending balance at Jun. 30, 2025	$ 1,009,314	$ 1,468	717,014	(20,199)	345,683	(4,241)	(30,411)
Shares outstanding starting balance (in shares) at Dec. 31, 2025	144,562,927	144,562,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		5,872,497
Shares repurchased (in shares)	0
Shares outstanding ending balance (in shares) at Jun. 30, 2026	150,435,424	150,435,424
Equity starting balance at Dec. 31, 2025	$ 960,862	$ 1,469	717,969	(20,199)	292,574	(4,520)	(26,431)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			659
Shares issued		59	63,822
Dividends declared					(26,564)
Other comprehensive income/(loss)						6,384
Net income/(loss)	59,870						59,870
Dividends declared							(29,714)
Equity ending balance at Jun. 30, 2026	$ 1,035,378	$ 1,528	$ 782,450	$ (20,199)	$ 266,010	$ 1,864	$ 3,725